FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
FINANCIAL ASSETS
FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Current
Marketable securities	$948	$734
Restricted cash	400	172
Derivative contracts	134	176
Loans and notes receivable	71	66
Other financial assets (1)	46	—
Total current	$1,599	$1,148
Non-current
Marketable securities	$3,253	$3,435
Restricted cash	220	201
Derivative contracts	134	62
Loans and notes receivable	124	309
Other financial assets (1)	1,005	1,088
Total non-current	$4,736	$5,095
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(1)	Other financial assets include secured debentures to homebuilding companies, asset-backed securities and preferred shares in our business services segment.